Other gains, net (Tables)	6 Months Ended
Jun. 30, 2020
Other Gains Losses [Abstract]
Summary of Other Gains, net

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
Government grants and tax rebates (note)	45	94
Impairment provision for investments in an associate (Note 13)	—	(4)
Gain on disposal of a subsidiary	—	32
Others	14	23

	59	145